UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2454
Oppenheimer Money Market Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2009

Item 1. Reports to Stockholders.

January 31, 2009

Oppenheimer

Money Market Fund, Inc.

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

NOTES
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
10 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
11 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2008	January 31, 2009	January 31, 2009

Actual
Class A	$1,000.00	$1,010.90	$3.10
Class Y	1,000.00	1,011.40	2.39

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.13	3.11
Class Y	1,000.00	1,022.84	2.40
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.61%
Class Y	0.47
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS January 31, 2009 / Unaudited

	Principal
	Amount	Value

Certificates of Deposit—26.0%
Domestic Certificates of Deposit—1.7%
Citibank NA:
0.64%, 4/8/09	$7,000,000	$7,000,000
1.40%, 3/20/09	11,000,000	11,000,000
1.45%, 3/20/09	20,000,000	20,000,000
1.85%, 3/12/09	8,000,000	8,000,000

		46,000,000

Yankee Certificates of Deposit—24.3%
Bank of Nova Scotia, Houston, TX:
0.35%, 2/17/09	48,000,000	48,000,000
2.46%, 9/4/09[1]	30,000,000	30,000,000
2.501%, 9/8/09[1]	50,000,000	50,000,000
BNP Paribas, New York:
1.17%, 3/19/09	23,000,000	23,000,000
2.12%, 3/6/09	21,000,000	21,000,000
3.10%, 2/27/09	45,200,000	45,200,000
Calyon, New York, 0.40%, 2/19/09	57,000,000	57,000,285
Lloyds TSB Bank plc:
0.34%, 2/5/09	27,500,000	27,500,000
0.34%, 2/6/09	20,000,000	20,000,000
2.50%, 2/2/09	17,500,000	17,500,000
National Australia Funding (Delaware), Inc., 0.40%, 2/24/09	28,000,000	28,000,000
Nordea Bank Finland plc, New York:
0.70%, 3/20/09	1,000,000	1,000,000
0.90%, 4/3/09	5,000,000	5,000,000
2.07%, 3/10/09	40,000,000	40,000,000
Rabobank Nederland NV, New York:
0.75%, 6/24/09	30,000,000	30,000,000
0.75%, 6/30/09	15,000,000	15,000,000
0.80%, 7/7/09	1,000,000	1,000,000
1.25%, 6/16/09	41,000,000	41,000,000
Royal Bank of Canada, New York, 2.706%, 8/7/09[1]	28,000,000	28,000,000
Societe Generale North America, Inc.:
0.75%, 4/16/09	50,000,000	50,000,000
0.75%, 4/20/09	50,000,000	50,000,000
Toronto Dominion Bank, New York:
1%, 3/10/09	10,000,000	10,000,000
3.03%, 2/5/09	30,000,000	30,000,000

		668,200,285

Total Certificates of Deposit (Cost $714,200,285)		714,200,285

Direct Bank Obligations—18.1%
Bank of America NA, 2.181%, 2/27/09	25,000,000	25,008,643
Danske Corp.:
1.20%, 3/19/09	1,400,000	1,397,853
1.20%, 4/8/09[2]	8,000,000	7,982,400
1.285%, 3/30/09[2]	10,000,000	9,979,654
1.79%, 3/12/09[2]	52,000,000	51,887,940
2.03%, 3/9/09[2]	30,000,000	29,939,100
2.03%, 3/10/09[2]	30,000,000	29,937,408
HSBC Bank USA NA, 2.533%, 8/14/09[1]	40,000,000	39,658,178
National Australia Funding (Delaware), Inc.:
0.72%, 4/7/09[2]	2,500,000	2,496,750
1.25%, 3/2/09[2]	23,000,000	22,976,840
1.51%, 2/6/09[2]	33,000,000	32,993,079
1.75%, 2/11/09[2]	33,000,000	32,983,958
1.77%, 2/20/09[2]	11,000,000	10,989,724
Nordea North America, Inc.:
1.02%, 3/17/09	44,000,000	43,945,147
2.04%, 3/11/09	25,000,000	24,946,167
2.05%, 3/2/09	15,000,000	14,974,323
Rabobank USA Financial Corp.:
0.75%, 7/7/09	35,000,000	34,886,250
1.30%, 2/4/09	8,500,000	8,499,079
Royal Bank of Canada:
1.13%, 3/9/09	14,000,000	13,984,180
1.294%, 7/15/09[1]	24,000,000	24,000,000
F1 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Direct Bank Obligations Continued
Societe Generale North America, Inc., 0.85%, 4/14/09	$14,000,000	$13,976,200
Wachovia Bank NA, 2.153%, 2/23/09	20,000,000	20,007,920

Total Direct Bank Obligations (Cost $497,450,793)		497,450,793

Short-Term Notes—54.3%
Building Products—0.2%
Illinois Tool Works, Inc., 1.20%, 2/2/09	5,000,000	4,999,833

Capital Markets—3.3%
Banc of America Securities LLC, 0.463%, 2/1/09[1]	50,000,000	50,000,000
BNP Paribas Finance, Inc., 2.20%, 2/9/09	40,000,000	39,980,444

		89,980,444

Diversified Financial Services—7.2%
General Electric Capital Corp., 2.02%, 2/4/09	32,000,000	31,994,613
General Electric Capital Services:
0.75%, 4/23/09	40,000,000	39,932,500
0.75%, 4/28/09	27,000,000	26,951,625
0.75%, 4/29/09	31,400,000	31,343,088
Prudential Funding LLC:
0.37%, 2/12/09[3]	40,000,000	39,995,294
0.50%, 2/18/09[3]	27,000,000	26,993,625

		197,210,745

Food Products—1.5%
Nestle Capital Corp.:
2.395%, 3/13/09[2]	12,500,000	12,466,736
2.40%, 3/6/09[2]	29,200,000	29,135,760

		41,602,496

Insurance—3.6%
Jackson National Life Global Funding, Series 2008-1, 2.688%, 2/10/09[1,4]	34,000,000	34,000,000
Jackson National Life Global Funding, Series 2004-6, 0.423%, 8/15/09[1,3]	17,500,000	17,500,000
Security Life of Denver, 0.671%, 9/8/09[1,3]	18,000,000	18,000,000
United of Omaha Life Insurance Co., 0.948%, 12/28/09[1]	30,000,000	30,000,000

		99,500,000

Leasing & Factoring—4.7%
American Honda Finance Corp.:
1.998%, 9/18/09[1,4]	26,000,000	26,000,000
2.319%, 8/26/09[1,4]	25,000,000	25,000,000
2.989%, 5/5/09[1,4]	28,000,000	28,000,000
Toyota Motor Credit Corp.:
1.25%, 3/23/09	27,000,000	26,953,125
1.70%, 3/16/09	22,000,000	21,955,328

		127,908,453

Municipal—1.4%
AL Industrial Development Authority Revenue Bonds, Simcala, Inc. Project, Series 1995, 1%, 2/5/09[1]	5,150,000	5,150,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products, Inc. Project, Series 08, 1.50%, 2/2/09[1]	5,000,000	5,000,000
F2 | OPPENHEIMER MONEY MARKET FUND, INC.

	Principal
	Amount	Value

Municipal Continued
MS Business Finance Corp. Revenue Bonds, Drury Inns, Inc. Project, Series 2007B, 1.75%, 2/5/09[1]	$2,120,000	$2,120,000
MS Business Finance Corp. Revenue Bonds, Signal International LLC Project, Series 2004:
1.75%, 2/2/09[1]	600,000	600,000
1.75%, 2/2/09[1]	700,000	700,000
SDB Capital LLC, Series 2006A, 1.95%, 2/2/09[1]	500,000	500,000
Southeastern Public Service Authority, VA Revenue Bonds, Regional Solid Waste System, Series 07B, 1.50%, 7/1/09[1]	4,340,000	4,340,000
Sprenger Enterprises, 1.41%, 2/2/09[1]	7,900,000	7,900,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project, 1.50%, 2/2/09[1]	3,930,000	3,930,000
Zoological Society of Philadelphia Revenue Bonds, Series 03, 1.50%, 2/2/09[1]	7,365,000	7,365,000

		37,605,000

Oil, Gas & Consumable Fuels—1.4%
BP Capital Markets plc, 1.15%, 3/2/09	5,000,000	4,995,368
Shell International Finance BV, 0.40%, 4/3/09[2]	3,000,000	2,997,967
Total Capital, 0.34%, 3/30/09[2]	31,600,000	31,582,989

		39,576,324

Personal Products—4.8%
Kimberly-Clark Worldwide, 0.45%, 2/9/09[2]	3,000,000	2,999,700
Reckitt Benckiser Treasury Services plc:
1.23%, 4/9/09[2]	11,000,000	10,974,819
2.27%, 2/13/09[2]	20,000,000	19,984,867
2.30%, 3/3/09[2]	50,000,000	49,904,167
2.54%, 2/3/09[2]	48,000,000	47,993,227

		131,856,780

Pharmaceuticals—0.3%
Merck & Co., Inc., 0.15%, 2/5/09	3,000,000	2,999,950
Pfizer, Inc., 0.85%, 2/2/09[2]	5,000,000	4,999,882

		7,999,832

Receivables Finance—22.5%
Barton Capital Corp.:
0.25%, 2/18/09[2]	10,480,000	10,478,763
0.40%, 4/13/09[2]	3,000,000	2,997,633
Chariot Funding LLC, 0.30%, 3/4/09[4]	40,057,000	40,046,652
Falcon Asset Securitization Co. LLC, 0.30%, 2/9/09[2]	55,000,000	54,982,889
Gemini Securitization Corp.:
0.50%, 2/20/09[2]	20,000,000	19,994,722
0.52%, 2/25/09[2]	19,500,000	19,493,240
0.64%, 3/18/09[2]	44,000,000	43,962,875
0.65%, 3/24/09[2]	45,000,000	44,958,563
Legacy Capital LLC, 0.70%, 2/17/09	23,000,000	22,992,844
Lexington Parker Capital Co. LLC:
0.50%, 2/2/09[2]	20,000,000	19,999,111
0.50%, 2/3/09[2]	21,000,000	20,999,417
0.50%, 2/4/09[2]	28,000,000	27,998,483
0.50%, 2/6/09[2]	14,000,000	13,999,028
0.65%, 2/13/09[2]	30,000,000	29,993,500
0.75%, 2/20/09[2]	17,000,000	16,993,271
F3 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Receivables Finance Continued
Old Line Funding Corp., 0.40%, 4/1/09[2]	$15,000,000	$14,990,167
Park Avenue Receivables Co. LLC, 0.20%, 2/9/09	9,500,000	9,499,578
Ranger Funding Co. LLC:
0.40%, 4/24/09[4]	55,500,000	55,449,433
0.50%, 2/24/09[4]	31,387,000	31,376,974
0.58%, 4/6/09[4]	13,500,000	13,486,080
Thunder Bay Funding LLC:
0.45%, 2/18/09[4]	30,000,000	29,994,192
0.45%, 3/5/09[4]	9,500,000	9,496,200
Yorktown Capital LLC:
0.50%, 3/5/09[2]	50,500,000	50,477,556
0.52%, 3/16/09[2]	12,500,000	12,492,236

		617,153,407

Software—0.1%
Microsoft Corp., 0.10%, 2/13/09[2]	3,000,000	2,999,900

Special Purpose Financial—3.3%
GOVCO, Inc.:
0.40%, 4/7/09[2]	9,700,000	9,692,994
0.45%, 4/13/09[2]	39,500,000	39,464,944
0.50%, 4/15/09[2]	19,000,000	18,980,736
0.80%, 2/23/09[2]	3,000,000	2,998,533
Ticonderoga Funding LLC, 0.30%, 2/6/09	18,500,000	18,499,229

		89,636,436

Total Short-Term Notes (Cost $1,488,029,650)		1,488,029,650

U.S. Government Agencies—1.4%
Federal Home Loan Bank, 2.75%, 4/27/09	30,000,000	29,805,208
Federal Home Loan Mortgage Corp., 0.12%, 2/2/09	4,000,000	3,999,987

Federal National Mortgage Assn., 0.10%, 2/2/09	4,000,000	3,999,990

Total U.S. Government Agencies (Cost $37,805,185)		37,805,185

Total Investments, at Value (Cost $2,737,485,913)	99.8%	2,737,485,913
Other Assets
Net of Liabilities	0.2	6,366,654

Net Assets	100.0%	$2,743,852,567

Footnotes to Statement of Investments
Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $924,155,528, or 33.68% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2009 was $102,488,919, which represents 3.74% of the Fund’s net assets. See Note 4 of accompanying Notes.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $292,849,531 or 10.67% of the Fund’s net assets as of January 31, 2009.
F4 | OPPENHEIMER MONEY MARKET FUND, INC.

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	2,737,485,913	—
Level 3—Significant Unobservable Inputs	—	—

Total	$2,737,485,913	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets
Investments, at value (cost $2,737,485,913)—see accompanying statement of investments	$2,737,485,913
Cash	2,426,875
Receivables and other assets:
Shares of capital stock sold	11,654,653
Interest	3,288,705
Other	451,163

Total assets	2,755,307,309

Liabilities
Payables and other liabilities:
Shares of capital stock redeemed	5,968,248
Investments purchased	3,930,000
Dividends	749,758
Directors’ compensation	349,142
Transfer and shareholder servicing agent fees	279,908
Shareholder communications	116,173
Other	61,513

Total liabilities	11,454,742

Net Assets	$2,743,852,567

Composition of Net Assets
Par value of shares of capital stock	$274,368,775
Additional paid-in capital	2,469,404,584
Accumulated net investment loss	(9,560)
Accumulated net realized gain on investments	88,768

Net Assets	$2,743,852,567

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,616,414,526 and 2,616,253,040 shares of capital stock outstanding)	$1.00
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $127,438,041 and 127,434,706 shares of capital stock outstanding)	$1.00
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2009

Investment Income
Interest	$35,803,195
Other income	138,931

Total investment income	35,942,126

Expenses
Management fees	5,279,731
Transfer and shareholder servicing agent fees:
Class A	1,835,094
Class Y	5,264
Shareholder communications:
Class A	191,644
Class Y	2,530
Insurance expenses	379,764
Directors’ compensation	38,803
Custodian fees and expenses	6,206
Other	114,593

Total expenses	7,853,629
Less reduction to custodian expenses	(216)

Net expenses	7,853,413

Net Investment Income	28,088,713

Net Realized Gain on Investments	79,208

Net Increase in Net Assets Resulting from Operations	$28,167,921

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations
Net investment income	$28,088,713	$84,064,647
Net realized gain	79,208	9,560

Net increase in net assets resulting from operations	28,167,921	84,074,207

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(26,156,673)	(73,272,215)
Class Y	(1,941,600)	(10,792,432)

	(28,098,273)	(84,064,647)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A	416,765,358	477,942,840
Class Y	(121,480,512)	(48,036,855)

	295,284,846	429,905,985

Net Assets
Total increase	295,354,494	429,915,545
Beginning of period	2,448,498,073	2,018,582,528

End of period (including accumulated net investment loss of $9,560 for the six months ended January 31, 2009)	$2,743,852,567	$2,448,498,073

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.01 [1]	.04 [1]	.05 [1]	.04 [1]	.02 [1]	—	[2]
Net realized gain (loss)	— [2]	— [2]	—	—	—	—

Total from investment operations	.01	.04	.05	.04	.02	—	[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.04)	(.05)	(.04)	(.02)	—	[2]
Distributions from net realized gain	—	—	— [2]	—	—	—

Total dividends and/or distributions to shareholders	(.01)	(.04)	(.05)	(.04)	(.02)	—	[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.09%	3.75%	4.87%	3.92%	1.80%	0.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,616,415	$2,199,582	$1,721,631	$1,596,820	$1,962,575	$1,797,049

Average net assets (in thousands)	$2,438,595	$2,030,992	$1,592,926	$1,885,665	$1,856,740	$1,808,266

Ratios to average net assets:[4]
Net investment income	2.13%	3.61%	4.76%	3.79%	1.78%	0.43%
Total expenses	0.61%	0.60%	0.65%	0.62%	0.65%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.61%	0.60%	0.65%	0.62%	0.65%	0.72%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009						Year Ended July 31,
Class Y	(Unaudited)		2008		2007		2006		2005[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income[2]	.01		.04		.05		.04		.02
Net realized gain (loss)	—	[3]	—	[3]	—		—		—

Total from investment operations	.01		.04		.05		.04		.02

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)		(.04)		(.05)		(.04)		(.02)
Distributions from net realized gain	—		—		—	[3]	—		—

Total dividends and/or distributions to shareholders	(.01)		(.04)		(.05)		(.04)		(.02)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]	1.14%		3.91%		5.08%		4.08%		1.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,438		$248,916		$296,952		$1,007,940		$25,223

Average net assets (in thousands)	$162,214		$275,465		$433,570		$347,670		$22,892

Ratios to average net assets:[5]
Net investment income	2.37%		3.92%		4.97%		4.52%		2.05%
Total expenses	0.47	% [6]	0.44	% [6]	0.43	% [6]	0.43	% [7]	0.52%[6]

1.	For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Reduction to custodian expenses less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATE MENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Directors.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     “Money market-type” instruments are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to
F11 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year end July 31, 2008, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution
F12 | OPPENHEIMER MONEY MARKET FUND, INC.

method with respect to their benefits under the Plan. During the six months ended January 31, 2009, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$11,768
Payments Made to Retired Directors	27,132
Accumulated Liability as of January 31, 2009	262,287
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F13 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 7 billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	1,690,019,899	$1,690,019,899	2,457,262,227	$2,457,262,227
Dividends and/or distributions reinvested	25,340,607	25,340,607	70,022,544	70,022,544
Redeemed	(1,298,595,148)	(1,298,595,148)	(2,049,341,947)	(2,049,341,931)

Net increase	416,765,358	$416,765,358	477,942,824	$477,942,840

Class Y
Sold	100,775,970	$100,775,970	280,922,770	$280,922,770
Dividends and/or distributions reinvested	1,729,341	1,729,341	9,599,428	9,599,428
Redeemed	(223,985,823)	(223,985,823)	(338,559,053)	(338,559,053)

Net decrease	(121,480,512)	$(121,480,512)	(48,036,855)	$(48,036,855)

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.450%
Next $500 million	0.425
Next $500 million	0.400
Next $1.5 billion	0.375
Over $3 billion	0.350
F14 | OPPENHEIMER MONEY MARKET FUND, INC.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $1,843,263 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Sales Charges. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

Class A Contingent Deferred Sales
Six Months Ended	Charges Retained by Distributor

January 31, 2009	$235,861
Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. That undertaking may be amended or withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and 0.10% for Class Y shares of average annual net assets. This undertaking may be amended or withdrawn at any time.
4. Illiquid Securities
As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Directors has elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department has accepted the Fund’s application to participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund has also notified the Treasury Department of its intent to continue its participation in the Program through April 30, 2009.
     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Fund’s net asset value falls
F15 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Temporary Guarantee Program for Money Market Funds Continued
below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund’s net asset value falls below $0.995. If the number of shares of the Fund a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.
     The Fund has paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund has paid an additional fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as insurance expense on the Statement of Operations. Participation in any further extension of the Program would require payment of an additional fee.
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F16 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
13 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail money market funds. The Board noted that the Fund’s one-year, three-year five-year performance were better than its peer group median although its ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and money market funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are higher than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the
14 | OPPENHEIMER MONEY MARKET FUND, INC.

Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
15 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
16 | OPPENHEIMER MONEY MARKET FUND, INC.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.
By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date: 03/12/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date: 03/12/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 03/12/2009